Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Schedule of Debt Securities and Available for Sale

	As of December 31,
	2023			2024
	RMB				RMB
	Initial cost	Net cumulative fair value adjustments	Carrying value	Initial cost	Net cumulative fair value adjustments	Carrying value
Available-for-sale debt securities
Shanghai Jiayang Information System Co., Ltd (1)	55,000	8,071	63,071	55,000	6,426	61,426
Guangzhou Tale Base Technology Co., Ltd (2)	31,400	776	32,176	31,400	(1,636)	29,764
Beijing Lingdai (3)	31,980	(6,507)	25,473	31,980	(13,999)	17,981
Others (4)	15,400	(9,779)	5,621	20,376	(15,115)	5,261

	133,780	(7,439)	126,341	138,756	(24,324)	114,432